UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22085

Tortoise Total Return Fund, LLC
(Exact name of registrant as specified in charter)

10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Address of principal executive offices) (Zip code)

David J. Schulte, 10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Name and address of agent for service)

Registrant's telephone number, including area code: 913-981-1020

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Item 1.  Proxy Voting Record.

The Registrant (which commenced operations on June 29, 2007) did not have any proxies to vote during this period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tortoise Total Return Fund, LLC

By (Signature and Title)*    /s/ David J. Schulte
David J. Schulte, Chief Executive Officer and President

Date           August 2, 2007

* Print the name and title of each signing officer under his or her signature.